Description of Organization, Business Operations and Basis of Presentation and Summary of Significant Accounting Policies (Tables)	3 Months Ended	6 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Schedule of fair values of cash and cash equivalents, prepaid assets, accounts payable and accrued expenses are estimated to approximate the carrying values

	Fair Value Measured as of March 31, 2021
	Level 1	Level 2	Level 3	Total
Assets:
U.S. Money Market held in Trust Account	$203	$—	$—	$203
U.S. Treasury Securities held in Trust Account	170,064,795	—	—	170,064,795

	$170,064,998	$—	$—	$170,064,998

Liabilities:
Private stock warrant liabilities	$—	$—	$233,942	$233,942
Public stock warrant liabilities	$16,460,898			$16,460,898

	$16,460,898	$—	$233,942	$16,694,840

	Fair Value Measured as of December 31, 2020
	Level 1	Level 2	Level 3	Total
Assets:
U.S. Money Market held in Trust Account	$203	$—	$—	$203
U.S. Treasury Securities held in Trust Account	170,027,139	—	—	170,027,139

	$170,027,342	$—	$—	$170,027,342

Liabilities:
Private stock warrant liabilities (Restated)	$—	$—	$123,070	$123,070
Public stock warrant liabilities (Restated)	$9,044,608	$—	$—	$9,044,608

	$9,044,608	$—	$123,070	$9,167,678

	Fair Value Measured as of December 31, 2020
	Level 1	Level 2	Level 3	Total
Assets:
U.S. Money Market held in Trust Account	$203	$—	$—	$203
U.S. Treasury Securities held in Trust Account	170,027,139	—	—	170,027,139

	$170,027,342	$—	$—	$170,027,342

Liabilities:
Private stock warrant liabilities (Restated)	$—	$—	$123,070	$123,070
Public stock warrant liabilities (Restated)	$9,044,608	$—	$—	$9,044,608

	$9,044,608	$—	$123,070	$9,167,678

Schedule of estimated fair value of public warrants was determined by public trading price and private placement warrants was determined using a Black Scholes valuation model using Level 3 inputs

	As of December 31, 2020	As of March 31, 2021
Exercise price	$11.50	$11.50
Stock price	9.95	10.83
Volatility	18.40%	24.4%
Probability of completing a business combination	88.30%	88.3%
Term	5.42	5.17
Risk-free rate	0.42%	0.96%
Dividend yield	0.00%	0.00%

	At Issuance	As of December 31, 2020
Exercise price	$11.50	$11.50
Stock price	$9.40	$9.95
Volatility	23.0%	18.4%
Probability of completing a Business Combination	88.3%	88.3%
Term	5.61	5.42
Risk-free rate	0.42%	0.42%
Dividend yield	0.0%	0.0%

Schedule of change in fair value of the derivative warrant liabilities

Warrant liabilities at December 31, 2020	$9,167,678
Issuance of public and private warrants	—
Change in fair value of warrant liabilities	7,527,162

Warrant liabilities at March 31, 2021	$16,694,840

Warrant liabilities at June 24, 2020 (inception)	$—
Issuance of public and private warrants	10,405,912
Change in fair value of warrant liabilities	(1,238,234)

Warrant liabilities at December 31, 2020	$9,167,678

Schedule of basic and diluted income (loss) per common share

For the Period from January 1, 2021 Through March 31, 2021
Common stock subject to possible redemption
Numerator: Earnings allocable to Common stock subject to possible redemption
Income from investments held in Trust Account	$37,656
Less: income from investments held in Trust Account used to pay for income taxes and franchise taxes	(34,657)

Net loss attributable to Common stock subject to possible redemption	$2,999

Denominator: Weighted average common stock subject to possible redemption
Basic and diluted weighted average shares outstanding	15,720,926

Basic and diluted net loss per share, common stock subject to possible redemption	$0.00

Non-Redeemable Common Stock
Numerator: Net income minus amount allocable to redeemable common stock and change in fair value
Net loss	(8,431,800)
Less: Net loss allocable to common stock subject to possible redemption	(2,999)

Non-redeemable net loss	$(8,434,799)

Denominator: Weighted Average Non-Redeemable Common Stock
Basic and diluted weighted average shares outstanding, Non-redeemable common stock	5,757,074

Basic and diluted net loss per share, non-redeemable common stock	$(1.47)

For the Periodfrom June 24,2020 (Inception) Through December 31,2020
Restated
Common stock subject to possible redemption
Numerator: Earnings allocable to Common stock subject to possible redemption
Income from investments held in Trust Account	$27,342
Less: income from investments held in Trust Account used to pay for income taxes and franchise taxes	(32,804)

Net loss attributable to Common stock subject to possible redemption	$(5,462)

Denominator: Weighted average common stock subject to possible redemption
Basic and diluted weighted average shares outstanding	16,710,435

Basic and diluted net loss per share, common stock subject to possible redemption	$(0.00)

Non-Redeemable Common Stock
Numerator: Net income minus amount allocable to redeemable common stock and change in fair value
Net income	$1,111,919
Less: Net loss allocable to common stock subject to possible redemption	5,462

Non-redeemable net income	$1,117,381

Denominator: Weighted Average Non-Redeemable Common Stock
Basic and diluted weighted average shares outstanding, Non-redeemable common stock	4,496,137

Basic and diluted net income per share, non-redeemable common stock	$0.25